Summary of significant accounting policies - Trade receivables, net (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Concentration Risk [Line Items]
Receivables payment period		30 days
Allowance	$ 513	$ 200	$ 100
Number of significant distributors | item		1	1
Trade accounts receivable, net	64,151	$ 46,513	$ 30,854
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	200	60	60
Bad debt expense	894	279	37
Accounts written off		(139)	(37)
Accounts Receivable, Allowance for Credit Loss, Ending Balance		200	60
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Trade accounts receivable, net	$ 15,200	$ 6,000	$ 7,800